Financial assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial assets
26	Financial assets

	2020	2019
	RMB million	RMB million
Other equity instrument investments (FVOCI)
- Non-listed shares	100	188
- Non-tradable shares	699	861

	799	1,049

Other non-current financial assets (FVPL)
- Listed shares	64	74
- Non-listed shares	28	32

	92	106

Note: Dividend income generated from the investments amounted to
RMB23 million for the year of 2020 in total (2019: RMB23 million).